Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2021	114,794
2022	103,824
2023	103,824
2024	103,935
2025	103,478
2026 and thereafter	447,063
Total	$976,918